FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENT
Schedule of information about inputs into the fair value measurements of the Company's assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition

		Fair Value Measurements at December 31, 2009
		Using
	Total Fair	Quoted Prices
	Value and	in Active	Significant
	Carrying	Markets for	Other	Significant
	Value on the Balance	Identical Assets	Observable Inputs	Unobservable Inputs
	Sheet	(Level 1)	(Level 2)	(Level 3)
	$	$	$	$
Assets:
Investment in securities	4,034,296	4,034,296	—	—
Foreign exchange forward contracts	7,307,485	—	6,711,233	596,251
Total assets	11,341,781	4,034,296	6,711,233	596,251

		Fair Value Measurements at December 31, 2010
		Using
		Quoted
	Total Fair	Prices in
	Value and	Active	Significant
	Carrying	Markets for	Other	Significant
	Value on the	Identical	Observable	Unobservable
	Balance	Assets	Inputs	Inputs
	Sheet	(Level 1)	(Level 2)	(Level 3)
	$	$	$	$
Assets:
Investment in securities	295,715	295,715	—	—
Foreign exchange forward contracts	8,131,716	—	5,622,316	2,509,400

Liabilities:
Foreign exchange forward contracts	(15,988,091)	—	—	(15,988,091)
Net liabilities	(7,560,660)	295,715	5,622,316	(13,478,691)

Fair Value Measurements at December 31, 2011
Using
Quoted
	Total Fair	Prices in
	Value and	Active	Significant
	Carrying	Markets for	Other	Significant
	Value on the	Identical	Observable	Unobservable
	Balance	Assets	Inputs	Inputs
	Sheet	(Level 1)	(Level 2)	(Level 3)
	$	$	$	$
Assets:
Foreign exchange forward contracts	2,910,300	—	2,910,301	—
Liabilities:
Foreign exchange forward contracts	(1,271,591)	—	(1,271,592)	—
Net assets	1,638,709	—	1,638,709	—

Schedule of changes in Level 3 foreign exchange forward contracts

	As of December 31
	2009	2010	2011
	$	$	$
Beginning balance	—	596,251	(13,478,691)
Total gain or losses (realized/unrealized)
Included in earnings	596,251	(13,478,691)	—
Including in other comprehensive income	—	—	—
Settlements	—	(596,251)	13,478,691
Ending balance	596,251	(13,478,691)	—
The amount of total gains (losses) for the year included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at the reporting date	596,251	(13,478,691)	—

Schedule of financial instruments for which fair value does not approximate carrying value

	As of December 31, 2009		As of December 31, 2010		As of December 31, 2011
	Carrying Value	Fair Value	Carrying Value	Fair Value	Carrying Value	Fair Value
	$	$	$	$	$	$
Non-current portion of advance to suppliers	105,188,020	101,528,564	93,248,404	91,059,441	120,144,449	103,717,341
Convertible debt	133,035,624	244,000,000	136,262,524	212,387,520	127,756,000	99,330,290
Long-term bank borrowings	182,516,037	182,516,037	299,977,412	299,977,412	520,150,533	481,403,849